Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023
Operating expenses
General and administrative	$ 1,423,309	$ 1,127,534	$ 2,252,205	$ 1,683,973	$ 919,520	$ 4,749,395
Research and development	290,539	392,900	810,555	520,606	140,304	1,534,000
Loss from operations	1,713,848	1,520,434	3,062,760	2,204,579	(1,059,824)	(6,283,395)
Other income	36,220		71,187		28,000	32,994
Net loss	$ (1,677,628)	$ (1,520,434)	$ (2,991,573)	$ (2,204,579)	$ (1,031,824)	$ (6,250,401)
Net loss per share of common stock:
Basic	$ (0.07)	$ (0.07)	$ (0.13)	$ (0.10)	$ (0.06)	$ (0.28)
Diluted	$ (0.07)	$ (0.07)	$ (0.13)	$ (0.10)	$ (0.06)	$ (0.28)
Weighted-average shares of common stock outstanding:
Basic	23,861,244	22,307,508	23,521,208	21,747,734	16,554,191	22,389,627
Diluted	23,861,244	22,307,508	23,521,208	21,747,734	16,554,191	22,389,627